Interest in Other Entities (Details) - Schedule of balance sheet - ScoutCam Inc. [Member] $ in Thousands	Dec. 31, 2019 USD ($)
Interest in Other Entities (Details) - Schedule of balance sheet [Line Items]
Currents assets	$ 4,318
Current liabilities	1,910
Current net assets	2,408
Non-current assets	439
Non-current liabilities	325
Non-current net assets	114
Net assets	2,522
Accumulated non-controlling interests	$ 1,424